Other Payables and Accrued Liabilities (Details) - 6 months ended Jun. 30, 2025 - Common Class A [Member] - PIPE Subscription Agreements [Member]	USD ($) shares	CNY (¥)	USD ($) $ / shares
Other Payables and Accrued Liabilities [Line Items]
Ordinary shares issued | shares	2,704,949
Ordinary shares, par value			$ 0.0001
Share price			$ 10
Aggregate purchase price value | $	$ 27,049
Aggregate subscription amount		¥ 141,198	$ 19,710